Business Combinations and Disposals	12 Months Ended
Dec. 31, 2023
Business Combinations and Disposals [Abstract]
Business Combinations and Disposals	Business Combinations and Disposals
4.1 Business Combinations
The Company consummated certain business acquisitions during 2023, 2022 and 2021, which were recorded using the acquisition method of accounting. The results and cash flows of the acquired operations have been included in the consolidated financial statements since the date on which the Company obtained control of the business, as disclosed below. Therefore, the consolidated income statement, the consolidated statements of financial position and the consolidated statements of cash flows in the year of such acquisitions are not comparable with previous periods. The consolidated statements of cash flows show the cash outflow for the acquired operations, net of the cash acquired related to those acquisitions.
Acquisitions completed in the periods presented and disclosed below are presented according to their relative importance to the consolidated financial statements, not necessarily following a chronological order.

4.1.1 Proximity Division - Europe

During October 2022, the Company (through Proximity Europe Division) completed the acquisition of 96.87% of Valora Holding AG. (herein “Valora”), for Ps. 22,475 in all-cash consideration, looking to develop the convenience and food service market in Europe, the remaining economic interest of 3.13% was acquired during February 2023 for Ps. 673 in all-cash consideration. The acquisition costs amounted to Ps. 252.

The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Other current assets, including cash acquired of Ps. 1,971	Ps.	2,988
Clients		2,581
Inventories		2,967
Right of use assets		21,299
Trademark rights		8,699
Franchise contracts		447
Other non-current assets		7,581
Total assets		46,562
Deferred tax liability		(1,325)
Other liabilities		(35,055)
Net assets acquired		10,182
Goodwill arising on acquisition		12,966
Total consideration transferred		23,148
Cash acquired		(1,971)
Net cash paid		21,177

(1) In 2022 the PPA was pending finalization, as the allocation of the value in the assets was still in process, As a result of the purchase price allocation which was finalized in 2023, additional fair value adjustments were recognized in 2023 as follows: an increase in the fair value of total assets of Ps. 10,482 (from which Ps. 7,617 are trademark rights as indefinite life intangible assets, Ps. 447 are franchise contracts, Ps. 2,743 are right of use asset and Ps. 325 are other non-current assets), a related deferred tax liability for Ps. 1,887 and a decrease in goodwill of Ps. 7,395. Trademark rights and goodwill both included in the same financial statement caption, indefinite life intangibles. The Company did not retrospectively adjust the provisional amounts recognized in the statement of financial position and the income statement (amortization for definite life intangibles) at the acquisition date given the amounts recognized in the current period are insignificant.
The Company expects to recover the amounts allocated as goodwill through synergies, building on FEMSA’s capabilities by leveraging its expertise in the organization and management of small-format proximity stores.
The income statement information of this acquisition for the period from the acquisition date through December 31,
2022 is as follows:

Income Statement	2022
Total revenues	Ps.	10,064
Income before income taxes		229
Net loss	Ps.	(72)

4.1.2 Envoy Solutions LLC

In May 2022, the Company (through Envoy Solutions LLC) completed the acquisition of 100% of Sigma Supply of North America, LLC. (herein “Sigma Supply”), for Ps. 7,385 in all-cash consideration.

The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Current assets, including cash acquired of Ps. 5	Ps.	132
Accounts receivable		1,252
Inventory		1,206
Customer relationships		3,893
Trademark rights		8
Total non-current assets		860
Total assets		7,351
Total liabilities		(2,104)
Net assets acquired		5,247
Goodwill arising on acquisition		2,138
Total consideration transferred		7,385
Cash acquired		(5)
Net cash paid (2)		7,380

(1) In 2022 the PPA was pending finalization, as the allocation of the value in the assets was still in process, As a result of the purchase price allocation which was finalized in 2023, additional fair value adjustments were recognized in 2023 as follows: an increase in total net assets of Ps. 4,635 (from which Ps. 3,893 are customer relationships and Ps. 8 are trademark rights), and a decrease in goodwill of Ps. 3,824. Trademark rights and goodwill both included in the same financial statement caption, indefinite life intangibles. The Company did not retrospectively adjust the provisional amounts recognized in the statement of financial position and the income statement (amortization for definite life intangibles) at the acquisition date given the amounts recognized in the current period are insignificant.
(2) Cash flow from this acquisition is included as part of discontinued operations on the consolidated statements of cash flows.

The Company expected to recover the amounts allocated as goodwill through its strategy of creating a national distribution platform in the US, building on FEMSA’s capabilities by leveraging its expertise in the organization and management of supply chains and distribution systems in adjacent businesses. Additionally, this goodwill is deductible for US tax purposes over a period of 15 years.
The income statement information of this acquisition for the period from the acquisition date through December 31,
2022 is as follows:

Income Statement	2022
Total revenues	Ps.	5,718
Income before income taxes		463
Net income	Ps.	463

4.2 Other acquisitions
4.2.1 Coca-Cola FEMSA

In January 2022, the Company (through Coca-Cola FEMSA) completed the acquisition of 100% of CVI Refrigerantes Ltda. (herein “CVI”), to expand its geographic footprint, for Ps. 1,947 in all-cash consideration. CVI was a bottler of Coca-Cola trademark products which operated in Rio Grande do Sul, Brazil. CVI is included in the Company’s results since the acquisition date.

The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Total current assets, including cash acquired of Ps. 104	Ps.	615
Total non-current assets		972
Distribution rights		894
Total assets		2,481
Total liabilities		(731)
Net assets acquired		1,750
Goodwill arising on acquisition		197
Total consideration transferred		1,947
Consideration not paid on acquisition date		(186)
Consideration paid in acquisition date, net		1,761
Cash acquired of CVI		(104)
Net cash paid	Ps.	1,657

Total revenues of CVI for the period from the acquisition date through to December 31, 2022 were Ps.1,923. Goodwill was allocated on the South America segment.

In November 2022, the Company (through Coca-Cola FEMSA) completed the acquisition of 100% of the business of “Agua Cristal” from Bepensa, a Mexican business group, in the Southeast region of Mexico for Ps. 699 in all-cash consideration transferred. The business of “Agua Cristal” is included in the Company results since December 2022. The Company booked mainly property, plant and equipment for Ps. 448, other indefinite lived intangible assets for Ps.228, goodwill for Ps. 8 and the amount of liabilities assumed was not significant.

4.2.2 Digital@FEMSA

In March 2023, the Company (through Digital@FEMSA) completed the acquisition of 100% of NetPay S.A.P.I. de C.V. (herein “NetPay”), a small business focused on processing electronic transactions for small and medium-sized businesses, for Ps. 4,422 in all-cash consideration.

The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2023
Total current assets, including cash acquired of Ps. 39	Ps.	271
Customer relationships		188
Trademark rights		26
Technology cost		145
Total non-current assets		97
Total assets		727
Total liabilities		(223)
Net assets acquired		504
Goodwill arising on acquisition		3,918
Total consideration transferred		4,422
Earn out		(596)
Cash acquired		(39)
Net cash paid	Ps.	3,787

The Company expects to recover the amounts allocated as goodwill through synergies, building on FEMSA’s capabilities by leveraging its expertise in the organization and management in digital business.
The income statement information of this acquisition for the period from the acquisition date through December 31, 2023 is as follows:

Income Statement	2023
Total revenues	Ps.	1,527
Income before income taxes		2
Net loss	Ps.	(11)

4.2.3 Proximity Americas Division

In February 2022, the Company (through Proximity Americas Division) completed the acquisition of 100% of Ok Market (herein “Ok Market”), a chain of small-format proximity stores in Chile, for Ps. 1,269 in all-cash consideration.

The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Total current assets, including cash acquired of Ps. 6	Ps.	463
Total non-current assets		1,238
Total assets		1,701
Total liabilities		(1,055)
Net assets acquired		646
Goodwill arising on acquisition		623
Total consideration transferred		1,269
Cash acquired		(6)
Net cash paid	Ps.	1,263

The Company expects to recover the amounts allocated as goodwill through synergies, building on FEMSA’s capabilities by leveraging its expertise in the organization and management of small-format proximity stores.

The income statement information of this acquisition for the period from the acquisition date through December 31,
2022 is as follows:

Income Statement	2022
Total revenues	Ps.	2,635
Income before income taxes		314
Net income	Ps.	204

4.2.4 Envoy Solutions LLC

During 2022, the Company (through Envoy Solutions LLC) completed the acquisition of 100% of ATRA Janitorial Supply Co., LLC. (herein “Atra”), Hughes Enterprises, LLC. (herein "Hughes"), Sunbelt Packaging, LLC. (herein "Sunbelt"), H.T. Berry Company, LLC. (herein "H.T. Berry") and other smaller acquisitions for Ps. 8,203 in all-cash consideration.

The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Total current assets, including cash acquired of Ps. 85	Ps.	2,103
Customer relationships		1,269
Trademark rights		14
Total non-current assets		909
Total assets		4,295
Total liabilities		(1,535)
Net assets acquired		2,760
Goodwill arising on acquisition		5,443
Total consideration transferred		8,203
Cash acquired		(85)
Net cash paid (2)	Ps.	8,118

(1) In 2022 the PPA was pending finalization, as the allocation of the value in the assets was still in process, As a result of the purchase price allocation which was finalized in 2023, additional fair value adjustments were recognized in 2023 as follows: an increase in total net assets of Ps. 1,783 (from which Ps. 1,269 are customer relationships and Ps. 14 are trademark rights), and a decrease in goodwill of Ps. 1,054. Trademark rights and goodwill both included in the same financial statement caption, indefinite life intangibles. The Company did not retrospectively adjust the provisional amounts recognized in the statement of financial position and the income statement (amortization for definite life intangibles) at the acquisition date given the amounts recognized in the current period are insignificant.
(2) Cash flow from this acquisition is included as part of discontinued operations on the consolidated statements of cash flows.
The Company expected to recover the amounts allocated as goodwill through its strategy of creating a national distribution platform in the US, building on FEMSA’s capabilities by leveraging its expertise in the organization and management of supply chains and distribution systems in adjacent businesses. Additionally, this goodwill is deductible for US tax purposes over a period of 15 years.
The income statement information of these acquisitions for the period from the acquisition date through December 31, 2022 is as follows:

Income Statement	2022
Total revenues	Ps.	2,148
Income before income taxes		115
Net income	Ps.	115
During 2021, the Company (through Envoy Solutions, LLC) completed the acquisition of 100% of Daycon Products, Co. (herein “Daycon”), Penn Jersey Paper, Co. (herein “PJP”), Next-Gen Supply Group, Inc. (herein “Next-Gen”), Johnston Paper Company, Inc. (herein “Johnston Paper”), and other smaller acquisitions which amounted to Ps. 9,949 fully paid in cash, increasing its specialized distribution footprint in the United States.

In 2022, the Company finalized the allocation of the purchase price to the fair values of the identifiable assets acquired and liabilities assumed for acquisitions completed during the prior year, with no significant variations to the preliminary allocation to the fair value of the net assets acquired, which were included in its audited annual consolidated financial statements as of and for the year ended December 31, 2021.

The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2021
Total current assets, including cash acquired of Ps. 337	Ps.	2,795
Customer relationships		2,864
Trademark rights		58
Other non-current assets		1,594
Total assets		7,311
Total liabilities		(2,907)
Net assets acquired		4,404
Goodwill arising on acquisition		5,545
Total consideration transferred		9,949
Cash acquired		(337)
Net cash paid	Ps.	9,612

(1) In 2021 the PPA was pending finalization, as the allocation of the value in the assets was still in process, As a result of the purchase price allocation which was finalized in 2022, additional fair value adjustments were recognized in 2022 as follows: an increase in total net assets of Ps. 3,068 (from which Ps. 2,864 are customer relationships and Ps. 58 are trademark rights), and a decrease in goodwill of Ps. 2,395. Trademark rights and goodwill both included in the same financial statement caption, indefinite life intangibles. The Company did not retrospectively adjust the provisional amounts recognized in the statement of financial position and the income statement (amortization for definite life intangibles) at the acquisition date given the amounts recognized in the current period are insignificant.

The Company expected to recover the amounts recorded as goodwill through its strategy of creating a national distribution platform in the US, building on FEMSA’s capabilities by leveraging its expertise in the organization and management of supply chains and distribution systems in adjacent businesses. Additionally, this goodwill is deductible for US tax purposes over a period of 15 years.

The income statement information of these acquisitions for the period from the acquisition date through December 31, 2021 is as follows:

Income Statement	2021
Total revenues	Ps.	$2,187
Income before income taxes		46
Net income	Ps.	46

Unaudited Pro Forma Financial Data
The following unaudited consolidated pro forma financial data represent the Company’s historical financial information, adjusted to give effect to (i) the acquisition of NetPay as if this acquisition had occurred on January 1, 2023; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets and amortization of definite life intangibles of the acquired companies.

Unaudited consolidated pro forma financial data for the acquisitions is as follows:

	For the year ended
	December 31, 2023
Total revenues	Ps.	710,327
Income before income taxes and share of the profit of equity method accounted investees		57,826
Net income		76,622
Basic net controlling interest income per share Series “B”	Ps.	3.27
Basic net controlling interest income per share Series “D”		4.09

The following unaudited consolidated pro forma financial data represent the Company’s historical financial information, adjusted to give effect to (i) the acquisitions of Valora, Sigma Supply and the other acquisitions made by Envoy Solutions LLC as if these acquisitions had occurred on January 1, 2022; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets and amortization of definite life intangibles of the acquired companies.
Unaudited consolidated pro forma financial data for the acquisitions is as follows:

	For the year ended
	December 31, 2022
Total revenues	Ps.	730,624
Income before income taxes and share of the profit of equity method accounted investees		43,318
Net income		34,864
Basic net controlling interest income per share Series “B”	Ps.	1.20
Basic net controlling interest income per share Series “D”		1.50

The following unaudited consolidated pro forma financial data represent the Company’s historical financial information, adjusted to give effect to (i) the acquisitions of Daycon, PJP, Next-Gen and Johnston Paper as if these acquisitions had occurred on January 1, 2021; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets and amortization of definite life intangibles of the acquired companies.

Unaudited consolidated pro forma financial data for the acquisitions is as follows:

	For the year ended
	December 31, 2021
Total revenues	Ps.	565,838
Income before income taxes and share of the profit of equity method accounted investees		41,313
Net income		37,800
Basic net controlling interest loss per share Series “B”	Ps.	1.43
Basic net controlling interest loss per share Series “D”		1.78

4.3. Disposals (Discontinued Operations)

4.3.1 Heineken

On February 16, 2023, the Company sold a portion of its investment in Heineken Group for a total amount of EUR 3.2 billion all in cash consideration. After this transaction FEMSA's economic interest decreased from 14.76% to 8.13%. As a result, FEMSA's appointed directors resigned from Heineken's Boards and the Company lost its significant influence over this investment, discontinuing the use of the equity method of accounting for the Heineken Investment.

On May 31, 2023, the Company sold the majority of its economic interest in Heineken Group common shares through an accelerated book building of shares for a total amount of EUR 3.3 billion with the exception of the retained shares recognized at fair value a financial asset underlying the Company's unsecured exchangeable bonds, which represent less than 1% of an economic interest for the amount of EUR 500 million redeemable for shares of Heineken Holding N.V. see Note 14.

Because of its importance as a substantial business for the Company, which includes its geographical footprint, in accordance with IFRS 5, the investment in Heineken was classified as a discontinued operation for all the years presented in these consolidated financial statements; the results related with the equity method were presented in the profit after tax from discontinued operations in the consolidated statements of income. The consolidated statements of income comparative figures have therefore been restated accordingly.

All other notes to the consolidated financial statements include amounts for continued operations, unless indicated otherwise.

A summary of the results of the discontinued operation from January 1 to December 31, 2023, corresponding to Heineken's equity method, is shown below:

	December 31, 2023
Proceeds from the sale of shares	Ps.	133,222
Cost of sale of shares		106,273
		26,949
Expenses related to the sale		(430)
Recycling:
Foreign exchange loss of the equity method		(9,235)
Gain on the remeasurement of the value of derivative instruments		738
Employee benefits		(1,247)
Cancellation effects of hedge of foreign net investment (Note 19)		5,763
		(3,981)
Equity method:
Results for the period, net of tax		619
Foreign exchange of the period		(2,141)
		(1,523)
Change in investment recognition:
Gain on revaluation at fair value of the shares		26,820
Taxes
Cancellation of deferred tax asset related to the investment		(4,134)
Tax paid on the sale of shares		(10,697)
Gain on sale of shares reclassified to discontinued operations	Ps.	33,003

For the years ended December 31, 2022 and 2021, the amount of discontinued operations was Ps. 7,359 and Ps. 10,775 respectively, related with the equity method of Heineken.

After the sale of the economic interest in Heineken, the remaining shares linked to the exchangeable bond are classified as a financial asset within the consolidated statement of financial position amounted to Ps. 7,514 as of December 31, 2023. See Note 14.2.

The investment in Heineken represented a business segment until 2023. With this investment being classified as discontinued operations, the investment in Heineken segment is no longer presented in the segment note as it no longer meets the definition of a reportable segment and therefore prior periods have been restated as such for purposes of comparability (see Note 27).

4.3.2 Plan for Disposal of Strategic Businesses

The following companies were part of the Strategic businesses operation segment:

•AlPunto, which is a group of companies focused on the production and distribution of coolers, commercial refrigeration equipment, plastic boxes, food processing, preservation and weighing equipment.

•Solistica, dedicated to providing 3PL comprehensive logistics solutions to FEMSA companies and to external customers.

•Envoy, a business related with the specialized distribution of cleaning products and consumables in the United States.

On February 15, 2023, the Company publicly announced FEMSA Forward Strategy which consists on maximize long term value creation by focusing on its core business verticals and exploring alternatives for strategic businesses. Therefore, the Company started the process for the divestment of these businesses during 2023.
The Company identified AlPunto and Solistica businesses are held for sale and discontinued operations as of December 31, 2023 and the sale is expected to be completed within a year from the reporting date. The major classes of assets and liabilities classified as held for sale as at December 31, 2023 are, as follows:

	2023
Cash	Ps.	319
Trade receivables		6,567
Inventories		2,636
Other current assets		866
Total Current Assets		10,387

Property, plant and equipment		3,830
Right-of-use assets		2,827
Intangible assets		6,250
Other assets		2,525
Total Assets		25,819

Lease liabilities		674
Operating liabilities		7,631
Total Current Liabilities		8,305

Non-current portion lease liabilities		2,391
Employee benefits		479
Other liabilities		396
Total Liabilities	Ps.	11,569

On October 31, 2023, the Company finalized the merger of Envoy Solutions, LLC into BradyIFS ("IFS TopCo LLC"), with Envoy continuing its operations as a wholly-owned subsidiary of Brady IFS. As a result of the transaction, the Company lost control over Envoy and recognized a gain of disposal of Ps. 163 million in the consolidated income statement for 2023. Following the merger, the Company received approximately US$1.5 billion in cash and acquired a 37% ownership stake in the newly formed entity which was measured at fair value. The remaining ownership, approximately 63%, was acquired by existing BradyIFS equity holders, represented by Sponsor Co, LLC, and the existing non-controlling interest of Envoy Solutions. Subsequently, the Company recognizes its investment in Brady IFS under the equity method given that it exercises significant influence over the entity.
Strategic Businesses were presented within the Logistics and Distributions segment until 2023. With these businesses being classified as discontinued operations, the Logistics and Distributions segment is no longer presented in the segment note as it no longer meets the definition of a reportable segment and therefore prior periods have been restated as such for purposes of comparability (see Note 27).
The results of the discontinued operations related to these dispositions, which are all part of the same disposal decision related to the FEMSA Forward strategy, for the years ended are shown below:

		2023		2022		2021
Net sales	Ps.	80,634	Ps.	76,194	Ps.	50,801
Cost of goods sold		62,275		66,044		43,272
Gross profit		18,359		10,150		7,529
Operating profit		3,997		1,972		(1,777)
Loss before income taxes of discontinued operations		(1,334)		(4,816)		(1,799)
Income taxes		511		(1,120)		(712)
Gain on sale of discontinued operations		59		—		—
Net loss of the period of discontinued operations (1)	Ps.	(765)	Ps.	(5,936)	Ps.	(2,511)

Heineken		33,003		7,359		10,775
Total discontinued operations	Ps.	32,238	Ps.	1,423	Ps.	8,264

(1) Includes impairment loss related to Logistics and Distribution for an amount of Ps. 3,955 in 2023.